USAA INCOME FUND
Fund Shares, Institutional Shares, and Adviser Shares
USAA HIGH INCOME FUND
Fund Shares, Institutional Shares, and Adviser Shares
USAA INTERMEDIATE-TERM BOND FUND
Fund Shares, Institutional Shares, and Adviser Shares
USAA SHORT-TERM BOND FUND
Fund Shares, Institutional Shares, and Adviser Shares
SUPPLEMENT DATED NOVEMBER 4, 2016
TO EACH FUND'S PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
EACH DATED DECEMBER 1, 2015
This Supplement updates certain information contained in the above-dated prospectuses. Please review this important information carefully.
Effective November 4, 2016, R. Matthew Freund, Senior Vice President, is no longer a portfolio manager for the Funds. Julianne Bass and Brian Smith (as applicable) will continue to execute the investment strategies for the Funds. In addition, John Spear and Kurt Daum have been added as co-managers to each Fund. As a result of these changes, all references to Mr. Freund in each Fund’s prospectus and Statement of Information are hereby removed. In addition, the Funds’ prospectuses are amended as follows:
The following disclosure is added the “Portfolio Managers” section of each Fund’s summary prospectus:
John Spear, CFA, Vice President of Long-Term Fixed Income, has co-managed the Fund since November 2016.
Kurt Daum, JD, Director of Research, has co-managed the Fund since November 2016.
The following disclosure is added the “Portfolio Managers” section of each Fund’s statutory prospectus:
John Spear, CFA, Vice President of Long-Term Fixed Income, has co-managed the Fund since November 2016. He has managed the USAA Life Insurance Portfolio since November 1999, and has supervised the USAA fixed-income portfolio management team since May 2012. Mr. Spear has 30 years of investment management experience and has worked for us for 19 years. Education: B.B.A., Western Illinois University; M.B.A., Butler University. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.
Kurt Daum, JD, Director of Research, focusing on all areas of fixed-income research, has co-managed the Fund since November 2016. Mr. Daum has 15 years of investment management experience and has worked for us for three years. Prior to joining USAA, he was a Director at Highland Capital Management focused on fixed income and private equity investing from January 2009 until November 2013. Education: B.B.A., University of Texas at Austin; J.D., University of Texas School of Law.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
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USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2016
California Bond Fund Shares (USCBX)
California Bond Fund Adviser Shares (UXABX)
California Money Market Fund (UCAXX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2016
New York Bond Fund Shares (USNYX)
New York Bond Fund Adviser Shares (UNYBX)
New York Money Market Fund (UNYXX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2016
Virginia Bond Fund Shares (USVAX)
Virginia Bond Fund Adviser Shares (UVABX)
Virginia Money Market Fund (UVAXX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2016
Global Equity Income Fund Shares (UGEIX)
Global Equity Income Fund Institutional Shares (UIGEX)
Target Managed Allocation Fund (UTMAX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 1, 2016
Tax Exempt Long-Term Fund Shares (USTEX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)
Tax Exempt Intermediate-Term Fund Shares (USATX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)
Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Money Market Fund Shares (USEXX)

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016
S&P 500 Index Fund – Member Shares (USSPX)
S&P 500 Index Fund – Reward Shares (USPRX)
Nasdaq-100 Index Fund Shares (USNQX)
Total Return Strategy Fund Shares® (USTRX)
Total Return Strategy Fund® Institutional Shares (UTRIX)
Ultra Short-Term Bond Fund Shares (UUSTX)
Ultra Short-Term Bond Fund Institutional Shares (UUSIX)
Real Return Fund Shares (USRRX)
Real Return Fund Institutional Shares (UIRRX)
Global Managed Volatility Fund Shares(UGMVX)
Global Managed Volatility Institutional Shares(UGOFX)
Flexible Income Fund Shares (USFIX)
Flexible Income Adviser Shares(UAFIX)
Flexible Income Institutional Shares (UIFIX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016
Extended Market Index Fund (USMIX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016
USAA Target Retirement Income Fund (URINX)
USAA Target Retirement 2020 Fund (URTNX)
USAA Target Retirement 2030 Fund (URTRX)
USAA Target Retirement 2040 Fund (URFRX)
USAA Target Retirement 2050 Fund (URFFX)
USAA Target Retirement 2060 Fund (URSIX)
USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 4, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2016
AS AMENDED AND RESTATED OCTOBER 7, 2016
Growth and Tax Strategy Fund (USBLX)
Precious Metals and Minerals Fund Shares (USAGX)
Precious Metals and Minerals Fund Institutional Shares (UIPMX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)
Emerging Markets Fund Shares (USEMX)
Emerging Markets Fund Institutional Shares (UIEMX)
Emerging Markets Fund Adviser Shares (UAEMX)
Treasury Money Market Trust (UATXX)

International Fund Shares (USIFX)
International Fund Institutional Shares (UIIFX)
International Fund Adviser Shares (UAIFX)
World Growth Fund Shares (USAWX)
World Growth Fund Institutional Shares (UIWGX)
World Growth Fund Adviser Shares (USWGX)
Government Securities Fund Shares (USGNX)
Government Securities Fund Institutional Shares (UIGSX)
Government Securities Fund Adviser Shares (UAGNX)
Managed Allocation Fund (UMAFX)
Cornerstone Conservative Fund (USCCX)
Cornerstone Moderately Conservative Fund (UCMCX)
Cornerstone Moderate Fund (USBSX)
Cornerstone Moderately Aggressive Fund (USCRX)
Cornerstone Aggressive Fund (UCAGX)
Cornerstone Equity Fund (UCEQX)
This Supplement updates certain information contained in the above-referenced Statement of Additional Information.
Effective November 4, 2016, all references to R. Matthew Freund, in each Statement of Information are hereby removed.
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